SUPPLEMENT dated December 22, 2005

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds:
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005
        (as supplemented May 27, 2005, July 1, 2005 and October 1, 2005)
--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section on page 15 in the above noted prospectus for the High Yield Bond Fund only:

----------------------- ------------------------- ------------------------------------------------
Fund                            Fund managers     Positions during past five years
----------------------- ------------------------- ------------------------------------------------
High Yield Bond Fund    Jonathan M. Uhrig         Senior Vice President, Jonathan is a high yield
                                                  strategist, the head of high yield trading and
                                                  portfolio manager with the firm's fixed income
                                                  group.

                        John R. McNichols         Senior Vice President, John is the Director of
                                                  credit research and investment and a portfolio
                                                  manager with the firm's fixed income group.

----------------------- ------------------------- ------------------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                       SUPPLEMENT dated December 22, 2005

                              To the PROSPECTUS of

               Standish Mellon Opportunistic High Yield Bond Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2005
               (as supplemented July 1, 2005 and November 1, 2005)

--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section on page 11 in the above noted prospectus for the Opportunistic High Yield Bond Fund only:

-------------------------------------- -------------------- ---------------------------------------------
Fund                                   Fund managers        Positions during past five years
-------------------------------------- -------------------- ---------------------------------------------
Opportunistic High Yield Bond Fund     Jonathan M. Uhrig    Senior Vice President, Jonathan is a high yield
                                                            strategist, the head of high yield trading and
                                                            portfolio manager with the firm's fixed income
                                                            group.

                                       John R. McNichols    Senior Vice President, John is the director of
                                                            credit research and investment and a portfolio
                                                            manager with the firm's fixed income group.

-------------------------------------- -------------------- ---------------------------------------------

The following disclosure supplements the information under the heading "Investment and Account Information" on page 14 in the above noted prospectus for the Emerging Markets Debt Fund only:

   Administrative service   The Emerging Markets Debt Fund pays administrative
                      fee   service fees. These fees are paid to affiliated or
                            unaffiliated retirement plans, Omnibus Accounts and platform administrators and other entities
                            ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Emerging Markets Debt Fund may pay each Plan
                            Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator.

               Additional   The adviser or its affiliates may pay additional
             compensation   compensation from their own resources to Plan
                            Administrators and other entities for
                            administrative services, as well as in
                            consideration of marketing or other
                            distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE